Capital Commitments - Summary of Capital Commitments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Capital commitments [abstract]
Capital expenditure contracted for but not provided in the consolidated financial statements in respect of: - acquisition of property, plant and equipment	¥ 92,251	$ 14,138	¥ 91,166